Provisions and other liabilities - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	$ 9,700	$ 7,432
Provisions made during the year	5,920	5,563
Provisions used/paid during the year	(1,969)	(2,329)
Provisions reversed during the year	(210)	(1,279)
Effect of movements in exchange rates	(336)	313
Provisions and other current liabilities, ending balance	13,105	9,700
Current provisions			$ 9,243	$ 5,447
Non-current provisions			3,862	4,253
Provisions and other current liabilities	9,700	7,432	13,105	9,700
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	248	813
Provisions made during the year	509	912
Provisions used/paid during the year	(560)	(1,424)
Provisions reversed during the year	(2)	(81)
Effect of movements in exchange rates	(4)	28
Provisions and other current liabilities, ending balance	191	248
Current provisions			191	248
Non-current provisions			0	0
Provisions and other current liabilities	248	813	191	248
Warranty provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	5,199	2,755
Provisions made during the year	5,474	4,540
Provisions used/paid during the year	(1,409)	(905)
Provisions reversed during the year	(208)	(1,198)
Effect of movements in exchange rates	(4)	7
Provisions and other current liabilities, ending balance	9,052	5,199
Current provisions			9,052	5,199
Non-current provisions			0	0
Provisions and other current liabilities	5,199	2,755	9,052	5,199
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	4,253	3,864
Provisions made during the year	(63)	111
Provisions used/paid during the year	0	0
Provisions reversed during the year	0	0
Effect of movements in exchange rates	(328)	278
Provisions and other current liabilities, ending balance	3,862	4,253
Current provisions			0	0
Non-current provisions			3,862	4,253
Provisions and other current liabilities	$ 4,253	$ 3,864	$ 3,862	$ 4,253